Provisions (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provisions [Line Items]
Beginning of year	$ 1,071,030,000
Changes in estimates and discount rates [Abstract]
Capitalized in property, plant and equipment	2,166,000
Recognized in earnings	(5,361,000)
Provisions used during the period	(38,982,000)
Unwinding of discount	39,619,000
Effect of movements in exchange rates	(6,488,000)
End of period	1,061,984,000
Current	39,113,000	$ 48,305,000
Non-current	1,022,871,000	1,022,725,000
Outstanding letters of credit facility	1,383,689,000	1,593,379,000
Reclamation [Member]
Provisions [Line Items]
Beginning of year	1,061,096,000
Changes in estimates and discount rates [Abstract]
Capitalized in property, plant and equipment	2,166,000
Recognized in earnings	(7,509,000)
Provisions used during the period	(37,194,000)
Unwinding of discount	39,096,000
Effect of movements in exchange rates	(6,488,000)
End of period	1,051,167,000
Current	35,356,000
Non-current	1,015,811,000
Estimated total future decommissioning and reclamation costs	$ 1,356,018,000	1,356,092,000
Description of period, majority of expenditures will occur after	2027
Outstanding letters of credit facility	$ 1,060,769,000	1,035,348,000
Reclamation [Member] | Uranium [member]
Provisions [Line Items]
Beginning of year	870,877,000
Changes in estimates and discount rates [Abstract]
End of period	874,773,000
Reclamation [Member] | Fuel Services [Member]
Provisions [Line Items]
Beginning of year	190,219,000
Changes in estimates and discount rates [Abstract]
End of period	176,394,000
Waste Disposal [Member]
Provisions [Line Items]
Beginning of year	9,934,000
Changes in estimates and discount rates [Abstract]
Capitalized in property, plant and equipment	0
Recognized in earnings	2,148,000
Provisions used during the period	(1,788,000)
Unwinding of discount	523,000
Effect of movements in exchange rates	0
End of period	10,817,000
Current	3,757,000
Non-current	$ 7,060,000
Period in which majority of expenditures are expected to occur	3 years
Waste Disposal [Member] | Fuel Services [Member]
Changes in estimates and discount rates [Abstract]
Estimated total future decommissioning and reclamation costs	$ 9,681,000	$ 8,919,000